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FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  June 30, 2010

Check here if Amendment [ ]; Amendment Number:

This Amendment (Check only one.):  [ ] is a restatement.
[ ] adds new holding entries

Institutional Investment Manager Filing this Report:

Name:			Bush O'Donnell Investment Advisors, Inc.
Address:		101 S. Hanley Rd., Suite 1260
			St. Louis, MO 63105
13F File Number:	028-05533

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Person signing this Report on Behalf of Reporting Manager:

Name:		Mark J. Reed
Title:		Managing Director
Phone:		314-727-4555

Signature, Place, and Date of Signing:

Mark J. Reed
St. Louis, Missouri
August 5, 2010

Report Type (check only one.):
[X] 13F HOLDINGS REPORT
[ ] 13F NOTICE
[ ] 13F COMBINATION PAGE

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FORM 13F SUMMARY PAGE

Report summary:

List of Other Included Managers:  0

Form 13F Information Table Entry Total: 38

Form 13F Information Table Value Total: $150,341,777
List of Other Included Managers:

NONE

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
Form 13F Information Table
			Value	Shares/	Sh/	Put/	Investment	Other	            Voting Authority
Name of Issuer	Title of Class	Cusip	(x$1000)	Prn Amt	Prn	Call	Discretion	Managers	Sole	Shared	None
3M CO			COM	88579Y101	7220	SH	91400		SOLE				91400
ALLIANCE RESOURCE PTN	LP	01877R108	250	SH	5555		SOLE				5555
ARCHER DANIELS MIDLAND	COM	039483102	5797	SH	224502		SOLE				224502
AMERICAN EXPRESS CO	COM	025816109	7694	SH	193792		SOLE				193792
ATHENAHEALTH, INC	COM	04685W103	512	SH	19593		NONE						22193
BERKSHIRE HATHAWAY CL A	COM	084670108	7680	SH	64		SOLE				64
BERKSHIRE HATHAWAY CL B	COM	084670207	3046	SH	38225		SOLE				38225
BOARDWALK PIPELINE PTN	LP	096627104	374	SH	12440		SOLE				12440
COLGATE PALMOLIVE CO	COM	194162103	11015	SH	139853		SOLE				139853
COPANO ENERGY LLC	LP	217202100	334	SH	12155		SOLE				12115
EMERSON 		COM	291011104	7595	SH	173848		SOLE				173848
ENBRIDGE ENERGY PTN	LP	29250R106	255	SH	4865		SOLE				4865
ENTERPRISE GROUP HLDGS	LP	293716106	345	sh	7270		SOLE				7270
ENTERPRISE PRODUCTS PTN	LP	293792107	707	SH	19990		SOLE				19990
EXPRESS SCRIPTS		COM	302182100	16138	SH	173848		SOLE				173848
EXXON MOBIL CORP	COM	30231G102	2448	SH	42900		SOLE				42900
FEDEX CORP		COM	31428x106	6115	SH	87224		SOLE				87224
FIDELITY NAT INFO SERV	COM	31620m106	240	SH	8956		SOLE				8956
HOME DEPOT CO		COM	437076102	5816	SH	207203		SOLE				207203
INERGY			LP	456615103	291	SH	7345		SOLE				7345
JOHNSON & JOHNSON CO.	COM	478160104	8437	SH	142862		SOLE				142862
LINN ENERGY LLC		LLC	536020100	319	SH	12000		SOLE				12000
MAGELLAN MIDSTREAM PTN	LP	559080106	233	SH	4975		SOLE				4975
MERCK & CO INC		COM	589331107	1141	SH	32615		SOLE				32615
MOODYS CORP		COM	615369105	247	SH	12400		SOLE				12400
NORTHERN TRUST		COM	665859104	5593	SH	119771		SOLE				119771
NUSTAR GRP HOLDINGS	LP	67059L102	263	SH	8555		SOLE				8555
ONEOK PTN		LP	68268N103	304	SH	4730		SOLE				4730
PEPSICO INC		COM	713448108	9121	SH	149653		SOLE				149653
PLAINS ALL-AMERICAN	LP	726503105	442	SH	7530		SOLE				7530
PROCTOR & GAMBLE CO.	COM	742718109	8970	SH	149554		SOLE				149554
TEEKAY LNG PTN		LP	Y8564M105	319	SH	10705		SOLE				10705
UNITED PARCEL SERV B	COM	911312106	284	SH	5000		SOLE				5000
UNITED TECH CORP	COM	913017109	7739	SH	119229		SOLE				119229
US BANCORP		COM	902973304	268	SH	12000		SOLE				12000
WALGREEN CO		COM	931422109	6486	SH	242905		SOLE				242905
WAL MART STORES		COM	931142103	8948	SH	186146		SOLE				186146
WELLPOINT HEALTH NTWKS	COM	94973H108	896	SH	18302		NONE				18302
WESTERN UNION CO	COM	959802109	6460	SH	433296		SOLE				433296